Parent Entity Information (Details) - Schedule of Statement of Profit or Loss and Other Comprehensive Income - Parent [member] - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Income Statements, Captions [Line Items]
Loss after income tax	$ (10,541,904)	$ (19,962,718)
Total comprehensive income	$ (10,541,904)	$ (19,962,718)